Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Schedule of Inventory

Inventory as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Raw Materials	$1,064,464	$65,248
Shipping costs	64,066	-
Inventory in transit	186,245	-
Finished goods	116,106	-
Total inventories	$1,430,881	$65,248